SEGMENT DISCLOSURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenue	$ 0	$ 0	$ 5
Property and equipment	10	22
United States [Member]
Statement [Line Items]
Revenue	0	0	3
Property and equipment	5	12	19
Europe [Member]
Statement [Line Items]
Revenue	0	0	2
Property and equipment	0	0	0
Canada [Member]
Statement [Line Items]
Revenue	0	0	0
Property and equipment	$ 5	$ 10	$ 9